CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	¥ 22,819		¥ 26,753		$ 3,308
Restricted cash	30,084				4,362
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	(164,048)	$ (23,785)	97,306	¥ (37,955)
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	¥ 52,903		¥ 26,753	¥ 46,077	$ 7,670